Victory Low Duration Bond Fund Expense Example, No Redemption - Victory Low Duration Bond Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 165
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,097
Expense Example, No Redemption, 10 Years	$ 2,127